Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets [Line Items]
Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable

	Year Ended December 31
	2023	2024
	NT$	NT$
	(In Millions)
Beginning balance	$1,365	$1,102
Add: Provision for credit loss	128	179
Less: Amounts written off	(391)	(138)
Ending balance	$1,102	$1,143

Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Trade Notes and Accounts Receivable, Net

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$25,944	$27,169
Less: Loss allowance	(1,102)	(1,143)
	$24,842	$26,026

Provision Matrix Arising from Telecommunications and Project Business

December 31, 2023

	Not Past Due	Past Due Less than 30 Days	Past Due 31 to 60 Days	Past Due 61 to 90 Days	Past Due 91 to 120 Days	Past Due 121 to 180 Days	Past Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	1%-20%	3%-65%	12%-82%	23%-91%	40%-96%	100%
Gross carrying amount	$17,066	$346	$135	$70	$48	$49	$578	$18,292
Loss allowance (Lifetime ECL)	(50)	(22)	(29)	(29)	(35)	(22)	(578)	(765)
Amortized cost	$17,016	$324	$106	$41	$13	$27	$—	$17,527

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$3,869	$101	$12	$18	$1	$1	$287	$4,289
Loss allowance (Lifetime ECL)	(3)	(17)	(1)	(5)	(1)	—	(287)	(314)
Amortized cost	$3,866	$84	$11	$13	$—	$1	$—	$3,975

December 31, 2024

	Not Past Due	Past Due Less than 30 Days	Past Due 31 to 60 Days	Past Due 61 to 90 Days	Past Due 91 to 120 Days	Past Due 121 to 180 Days	Past Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	1%-22%	2%-68%	11%-84%	21%-92%	39%-96%	100%
Gross carrying amount	$16,477	$335	$139	$75	$50	$48	$606	$17,730
Loss allowance (Lifetime ECL)	(51)	(24)	(34)	(31)	(33)	(34)	(606)	(813)
Amortized cost	$16,426	$311	$105	$44	$17	$14	$—	$16,917

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$5,548	$44	$83	$3	$1	$ -	$280	$5,959
Loss allowance (Lifetime ECL)	(3)	(2)	(8)	(1)	(1)	-	(280)	(295)
Amortized cost	$5,545	$42	$75	$2	$—	$—	$—	$5,664

Note a: Please refer to Note 44 for the information of disaggregation of telecommunications service revenue. The expected credit loss rate applicable to different business revenue varies so as to reflect the risk level indicating by factors like historical experience.

Note b: The project business has different loss types according to the customer types. The expected credit loss rate listed above is for general customers. When the customer is a government-affiliated entity, it is anticipated that there will not be an instance of credit loss. Customers with past history of bounced checks or accounts receivable exceeding six months overdue are classified as high-risk customers, with an expected credit loss rate of 50%, increasing by period as the days overdue increase.